Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments
Reconciliation Of Investments In Equity Affiliates [Table Text Block]
	2018	2017
Beginning of year	$1,560	$1,674
Additional investments	237	51
Time Warner investments acquired	4,912	-
Acquisition of remaining interest in Otter Media	(166)	-
Equity in net income (loss) of affiliates	(48)	(128)
Dividends and distributions received	(243)	(46)
Currency translation adjustments	(14)	22
Other adjustments	7	(13)
End of year	$6,245	$1,560